Goodwill and Intangible Assets	12 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

20. Goodwill and Intangible Assets.

The changes in gross carrying amounts of goodwill are as follows (in thousands):

Goodwill
September 30, 2012	$1,087
No Activity	—
September 30, 2013	1,087
Goodwill acquired	2,344
September 30, 2014	$3,431

The Company assesses goodwill for impairment on an annual basis in the fourth quarter, or more frequently if events or changes in circumstances indicate that the asset might be impaired.

The Company reviews intangible assets, including customer value, trade name and non-compete agreements, for impairment, whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of long-lived assets is measured by a comparison of the carrying amount of the asset group to the future undiscounted net cash flows expected to be generated by those assets. If such assets are considered to be impaired, the impairment charge recognized is the amount by which the carrying amounts of the assets exceeds the fair value of the assets.

The gross amounts and accumulated amortization of identifiable intangible assets are as follows (in thousands):

	September 30, 2014		September 30, 2013
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible assets:
In-place leases (useful life 7-8 years)	$1,385	$570	$806	$121
Above Market leases (useful life 5 years)	48	15	48	3
Customer value (useful life 10.5 years)	4,004	350
Trade name (useful life 5 years)	72	19
Non-compete (useful life 3.5 years)	62	11
	$5,571	$965	$854	$124
	September 30, 2014		September 30, 2013
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible liabilities:
Below Market leases (useful life 4-5 years)	$220	$118	$156	$24
	$220	$118	$156	$24